Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BNY Mellon Midcap Index Fund, Inc.
Entity Central Index Key	0000875732
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
BNY Mellon Midcap Index Fund, Inc. - Investor Shares – PESPX.
Shareholder Report [Line Items]
Fund Name	BNY Mellon Midcap Index Fund, Inc.
Class Name	Investor Shares
Trading Symbol	PESPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Midcap Index Fund, Inc. (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
bny.com/investments/literaturecenter
. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares *	$ 58	0.50%
*	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc.

Expenses Paid, Amount	$ 58	[1]
Expense Ratio, Percent	0.50%	[1]
Factors Affecting Performance [Text Block]
What affected the Fund’s performanc
e
?
  Mid-cap U.S. stocks generally rose during the period due to moderating inflation, low unemployment and positive corporate outlooks as the U.S. Federal Reserve began to cut interest rates.
  Gains lagged those of large-cap stocks but outpaced those of small-cap shares
  All sectors except energy produced positive returns, with financials, information technology and utilities outperforming by the greatest margin.
  Relatively weak returns were produced by the energy, communication services and health care sectors.
  The difference in returns between the Fund and the Index resulted primarily from transaction costs and operating expenses that are not reflected in Index results.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE
ANNUAL TOTAL RETURNS (AS OF 10/31/24 )
Share Class	1YR	5YR	10YR
Investor Shares	32.41%	10.83%	9.34%
S&P 1500 ® Index (broad-based index) *	37.54%	14.90%	12.71%
S&P MidCap 400® Index	32.99%	11.37%	9.86%
*
In accordance with regulatory changes requiring the Fund to
compare its performance with a broad-based securities market index that represents the overall applicable market, the
Fund added
the indicated benchmark effective October 31, 2024.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter .
Net Assets	$ 1,556,000,000
Holdings Count | Holding	403
Advisory Fees Paid, Amount	$ 3,935,734
Investment Company, Portfolio Turnover	17.87%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (AS OF 10/31/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$ 1,556	403	$ 3,935,734	17.87%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Holdings [Text Block]
Top Ten Holdings (Based on Net Assets)
*
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net A
ssets
)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
BNY Mellon Midcap Index Fund, Inc. - Class I – DMIDX
Shareholder Report [Line Items]
Fund Name	BNY Mellon Midcap Index Fund, Inc.
Class Name	Class I
Trading Symbol	DMIDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon Midcap Index Fund, Inc. (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
bny.com/investments/literaturecenter
. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I *	$ 29	0.25%
*	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc.

Expenses Paid, Amount	$ 29	[1]
Expense Ratio, Percent	0.25%	[1]
Factors Affecting Performance [Text Block]
What affected the Fund’s performan
c
e?
  Mid-cap U.S. stocks generally rose during the period due to moderating inflation, low unemployment and positive corporate outlooks as the U.S. Federal Reserve began to cut interest rates.
  Gains lagged those of large-cap stocks but outpaced those of small-cap shares
  All sectors except energy produced positive returns, with financials, information technology and utilities outperforming by the greatest margin.
  Relatively weak returns were produced by the energy, communication services and health care sectors.
  The difference in returns between the Fund and the Index resulted primarily from transaction costs and operating expenses that are not reflected in Index results.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE
ANNUAL TOTAL RETURNS (AS OF 10/31/24 )
Share Class	1YR	5YR	10YR
Class I	32.71%	11.11%	9.56%
S&P 1500 ® Index (broad-based index) *	37.54%	14.90%	12.71%
S&P MidCap 400® Index	32.99%	11.37%	9.86%
*
In accordance with regulatory changes requiring the Fund to
compare its performance with a broad-based securities market index that represents the overall applicable market, the
Fund added
the
indicated
benchmark effective October 31, 2024.

Performance Inception Date	Aug. 31, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit im.bny.com/literaturecenter .
Net Assets	$ 1,556,000,000
Holdings Count | Holding	403
Advisory Fees Paid, Amount	$ 3,935,734
Investment Company, Portfolio Turnover	17.87%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (AS OF 10/31/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$ 1,556	403	$ 3,935,734	17.87%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Holdings [Text Block]
Portfolio
Holdings (as of 10/31/24 )
Top
Ten
Holdings (Based on Net Assets)
*
* Excludes
money
market funds or other short-
term
securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Ba
se
d on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short- term securities held for the investment of cash and cash collateral for securities loaned, if any.

[1]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc.